Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	¥ 71,141	$ 10,903	¥ 39,638
Customer deposits	38,041	5,830	37,923	$ 5,812	¥ 26,416
Total deferred revenue and customer deposits - current	109,182	16,733	77,561
Deferred revenue - non-current	¥ 6,049	$ 927	¥ 8,150